Financial Instruments (Details) $ in Thousands	12 Months Ended
Sep. 30, 2023 USD ($)
Statement [Line Items]
Warrants	$ 1,489
Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Warrants	0
Level 2 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Warrants	1,489
Level 3 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Warrants	$ 0